Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components
6. Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2026	December 31, 2025

Prepaid expenses and other receivables	$3,541	$4,064
Restricted cash	600	—
Payroll tax credit receivable	400	400
Deferred contract costs	105	—
Total prepaid expenses and other current assets	$4,646	$4,464
Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	March 31, 2026	December 31, 2025
Equipment and hardware	$19,403	$14,708
Leasehold improvements	7,317	7,317
Vehicles	7,297	7,297
Technology infrastructure	3,213	3,195
Other	816	804
Total property and equipment	38,046	33,321
Less: accumulated depreciation	(18,632)	(17,151)
Construction in progress	10,332	10,383
Total property and equipment, net	$29,746	$26,553
Depreciation and amortization expense was $1.4 million and $0.5 million for the three months ended March 31, 2026 and 2025, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31, 2026	December 31, 2025
Accrued bonus	$4,533	$5,349
Accrued payroll and related expenses	1,565	1,622
Other current liabilities and accrued expenses	3,709	4,203
Deferred revenue	1,010	180
Total accrued expenses and other current liabilities	$10,817	$11,354

6. Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2025	2024
Prepaid expenses and other receivables	$4,064	$1,610
Payroll tax credit receivable	400	650
Total prepaid expenses and other current assets	$4,464	$2,260
Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2025	2024
Leasehold improvements	$7,317	$7,261
Vehicles	7,297	6,331
Technology infrastructure	3,195	2,912
Equipment and hardware	14,708	2,524
Other	804	694
Total property and equipment	33,321	19,722
Less: accumulated depreciation	(17,151)	(13,980)

Construction in progress	10,383	981
Total property and equipment, net	$26,553	$6,723
Depreciation and amortization expense was $3.2 million, $4.6 million, and $4.2 million for the years ended December 31, 2025, 2024, and 2023, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2025	2024
Accrued bonus	$5,349	$8,800
Accrued payroll and related expenses	1,622	1,460
Other current liabilities and accrued expenses	4,203	1,156
Deferred revenue	180	—
Total accrued expenses and other current liabilities	$11,354	$11,416